Reconciliations of Liabilities Arising from Financing Activities - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - MYR (RM)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of year	RM 1,210,992
Subsidiary acquired		RM 260,745
Proceeds from borrowings	952,191	1,500,000
Principal	(325,351)	(618,361)
Interest charges	50,328	106,473
Interest paid	(50,328)	(37,865)
At end of year	1,837,832	1,210,992
Bank Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of year	542,384
Subsidiary acquired		260,745
Proceeds from borrowings		300,000
Principal	(99,210)	(18,361)
Interest charges	25,560	16,103
Interest paid	(25,560)	(16,103)
At end of year	443,174	542,384
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	952,191
Principal	(207,232)
Interest charges	24,768
Interest paid	(24,768)
At end of year	744,959
Other Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of year	668,608
Proceeds from borrowings		1,200,000
Principal	(18,909)	(600,000)
Interest charges		90,370
Interest paid		(21,762)
At end of year	RM 649,699	RM 668,608